Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Expected Federal Tax	(21.00%)	(21.00%)
State income taxes (net of federal benefit)	(0.90%)	(2.00%)
Accretion of notes payable discount	4.80%	13.80%
True up of prior year deferred tax assets	(41.30%)	16.10%
True-up of state loss carryforward	2.90%	8.80%
Other	(0.20%)	1.60%
Change in valuation allowance	55.70%	(17.30%)
Effective tax rate	0.00%	0.00%